Submission	Apr. 21, 2026
Submission [Line Items]
Central Index Key	0002073515
Registrant Name	ARC Group Acquisition I Corp.
Registration File Number	333-288410
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES